Intangible assets - Goodwill by operating segment (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Goodwill	€ 1,265	€ 1,284
Gas & Power
Intangible assets
Goodwill	981	977
Exploration & Production
Intangible assets
Goodwill	190	187
Refining & Marketing and Chemical
Intangible assets
Goodwill	93	119
Other activities
Intangible assets
Goodwill	€ 1	€ 1